June 14, 2018

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re:	Destra Investment Trust
(Registration Nos. 333-167073 and 811-22417)

Ladies and Gentlemen:

On behalf of Destra Investment Trust (the “Registrant”), we are transmitting Post-Effective Amendment No. 57 and Amendment No. 58 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to the Destra Flaherty & Crumrine Preferred and Income Fund and Destra Wolverine Dynamic Asset Fund (the “Funds”), each a series of the Registrant, and is being filed pursuant to Rule 485(a) under the Securities Act.

The purpose of the Amendment is the inclusion of “Appendix A: Front-End Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management” to the prospectus of each Fund.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures